Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
Note 2. Revenue
Disaggregation of Revenues
The Company disaggregates its revenue from contracts with customers by geographic region based on the primary location where the customer is situated, by segment and timing of transfer of goods or services to customers
(point-in-time
or over time), as it believes it best depicts how the nature, amount, timing of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above were as follows (in thousands):

	Nine months ended September 30,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by primary geographical market:
North America	$3,198	28%	$5,606	82%
Asia Pacific	720	6%	433	6%
Europe, Middle East, and Asia	7,601	66%	764	12%

Total	$11,519	100%	$6,803	100%

Revenue by timing of recognition:
Revenue recognized at a point in time	$2,076	18%	$4,373	64%
Revenue recognized over time	9,443	82%	2,430	36%

Total	$11,519	100%	$6,803	100%
Revenue by segment :
Autonomy Solutions	$9,587	83%	$4,373	64%
Other Component Sales	1,932	17%	2,430	36%

Total	$11,519	100%	$6,803	100%

Remaining performance obligations
Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed where they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. As of September 30, 2020, approximately $9.9 million of revenue is expected to be recognized from remaining performance obligations of which $4.9 million is expected to be recognized over the next 12 months.
Contract assets and liabilities
Contract assets primarily represent revenues recognized for performance obligations that have been satisfied but for which amounts have not been billed. Contract assets as of September 30, 2020 and December 31, 2019 were $2.7 million and $0 respectively. Contract liabilities consist of deferred revenue and customer advanced payments. Deferred revenue includes billings in excess of revenue recognized related to product sales, and other services revenue and is recognized as revenue when the Company performs under the contract. Customer advanced payments represent required customer payments in advance of product shipments according to customer’s payment term. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer. The opening and closing balances of our contract liabilities were as follows (in thousands):

	As of
	September 30, 2020	December 31, 2019
Contract liabilities, current	$956	$225
Contract liabilities, non-current	—	—

Total contract liabilities	$956	$225

The significant changes in contract liabilities balances consisted of the following (in thousands):

	As of September 30,
	2020	2019
Beginning balance	$225	$—
Revenue recognized that was included in the contract liabilities beginning balance	(225)	—
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	956	2,596

Ending balance	$956	$2,596

Note 2. Revenue
Disaggregation of Revenues
The Company disaggregates its revenue from contracts with customers by geographic region based on the primary locations where the customer is situated, type of good or service and timing of transfer of goods or services to customers
(point-in-time
or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Year Ended December 31,
	2019		2018
	Revenue	% of Revenue	Revenue	% of Revenue

Revenue by primary geographical market:
North America	$10,453	83%	$9,408	80%
Asia Pacific	469	4%	140	1%
Europe, Middle East, and Asia	1,680	13%	2,144	19%

Total	12,602	100%	11,692	100%

Revenue by timing of recognition:
Recognized at a point in time	9,666	77%	7,236	62%
Recognized over time	2,936	23%	4,456	38%

Total	12,602	100%	11,692	100%

Revenue by segment:
Autonomy Solutions	9,666	77%	7,236	62%
Other component sales	2,936	23%	4,456	38%

Total	12,602	100%	11,692	100%

Contract liabilities consist of deferred revenue and customer advance payments. Deferred revenue includes billings in excess of revenue recognized and is recognized as revenue when the Company performs under the contract. Customer advance payments represent required customer payments in advance of product shipments according to payment terms. Customer advance payments are recognized as revenue when control of the performance obligation is transferred to the customer. Contract liabilities consisted of the following as of December 31, 2019 (in thousands):

As of December 31,
2019
Contract liabilities, current	$225
Contract liabilities, long-term	—

Total	$225

The following table shows the significant changes in contract liabilities balances as of December 31, 2019 (in thousands):

	Year Ended December 31,
	2019		2018
Beginning balance	$		$1,250
Impact of ASC 606 adoption		—	—
Revenue recognized that was included in the contract liabilities beginning balance			(1,250)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period		225	—
Customer deposits reclassified to refund liabilities		—	—

Ending balance		$225	$—